DERIVATIVE FINANCIAL INSTRUMENTS - COMMODITY VOLUMES (Details) MWh in Millions, MMBTU in Millions	12 Months Ended
	Dec. 31, 2016 MWh MMBTU	Dec. 31, 2015 MWh MMBTU
SDG&E [Member] | Natural Gas Derivative [Member]
Derivatives, Fair Value [Line Items]
Notional Amount, Energy Measure	48	70
SDG&E [Member] | Electric Energy Derivative [Member]
Derivatives, Fair Value [Line Items]
Notional Amount, Energy Measure | MWh	4	1
SDG&E [Member] | Congestion Revenue Rights Derivative [Member]
Derivatives, Fair Value [Line Items]
Notional Amount, Energy Measure | MWh	48	36
SoCalGas [Member] | Natural Gas Derivative [Member]
Derivatives, Fair Value [Line Items]
Notional Amount, Energy Measure	1	1
Sempra LNG and Midstream [Member] | Natural Gas Derivative [Member]
Derivatives, Fair Value [Line Items]
Notional Amount, Energy Measure	31	43